Transactions with non-controlling interests - Hangzhou Pengai (Details) - CNY (¥)							12 Months Ended			25 Months Ended
	Jun. 12, 2019	Jun. 11, 2019	Aug. 31, 2018	Aug. 30, 2018	Nov. 30, 2017	Nov. 29, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Consideration paid for non-controlling interests									¥ (1,290,000)
Proportion of equity interest held (as a percent)						83.00%				79.00%
Less: consideration received from noncontrolling interest									¥ 420,000
Equity interests disposed off (as a percent)					4.00%
Hangzhou Pengai
Carrying amount of non-controlling interests acquired	¥ 2,389,000
Consideration paid for non-controlling interests	(4,906,000)
Excess of consideration paid to non controlling interest recognised within equity	¥ 2,517,000
Percentage of voting rights acquired	20.00%
Proportion of equity interest held (as a percent)	100.00%	80.00%	80.00%	100.00%			80.00%	80.00%
Carrying amount of noncontrolling interests disposed of			¥ (2,809,000)
Less: consideration received from noncontrolling interest			2,459,000
Gain on disposal within equity			¥ (350,000)
Equity interests disposed off (as a percent)			20.00%